Transactions with related parties	12 Months Ended
Dec. 31, 2017
Transactions with related parties
Transactions with related parties

Note 28. Transactions with related parties

SEK defines related parties to the Parent Company as:

the shareholder, i.e. the Swedish government

companies and organizations that are controlled through a common owner, the Swedish government subsidiaries

key management personnel

other related parties

SEK defines related parties to the Group as:

the shareholder, i.e. the Swedish government

companies and organizations that are controlled through a common owner, the Swedish government senior executives

other related parties

The Swedish government owns 100 percent of the company’s share capital. By means of direct guarantees extended by the Swedish National Debt Office and the Swedish Export Credits Guarantee Board, EKN, 35 percent (Year-end 2016: 36 percent) of the company’s loans outstanding on December 31, 2017 were guaranteed by the Swedish government. The remuneration to EKN for the guarantees paid by SEK during 2017 amounted to Skr 2 million (2016: Skr 31 million). SEK administers, in return for compensation, the Swedish government’s system for officially supported export credits (CIRR system), and the government’s previous concessionary credits system, refer to Note 1a (d) and Note 25 to the Consolidated Financial Statements.

In 2017, SEK had a Skr 125 billion (2016: Skr 125 billion) credit facility with the Swedish National Debt Office which was entirely related to the officially supported export credit system (“CIRR system”). In December 2017, the credit facility was extended for 2018. SEK has not yet utilized the credit facility.

SEK enters into transactions in the ordinary course of business with entities that are partially or wholly owned or controlled by the State. SEK also extends export credits (in the form of direct or pass-through loans) to entities related to the State. Transactions with such counterparties are conducted on the same terms (including interest rates and repayment schedules) as transactions with unrelated parties. The Group’s and the Parent Company’s transactions do not differ significantly. Internal transactions between the Parent Company and the subsidiaries amount to Skr - million (2016: Skr - million) for interest expenses from the Parent Company’s point of view. For further information see Note 1 (b), Basis of consolidation and Note 15, Shares to the Consolidated Financial Statements.

Key management personnel include the following positions:

The Board of Directors

The Chief Executive Officer

Other executive directors

For information about remuneration and other benefits to key management personnel see Note 5 to the Consolidated Financial Statements, Personnel expenses.

Other related parties include close family members of key management personnel as well as companies which are controlled by key management personnel of SEK or controlled by close family members to key management personnel.

The following tables further summarize the Group’s transactions with its related parties:

	2017
	The shareholder, the Swedish government		Companies and organizations controlled through a common owner, the Swedish government		Total
Skr mn	Assets/ liabilities	Interest income/ interest expense	Assets/ liabilities	Interest income/ Interest expense	Assets/ liabilities	Interest income/ Interest expense
Treasuries/government bonds	401	4	—	—	401	4
Other interest-bearing securities except loans	—	—	5,933	-27	5,933	-27
Loans in the form of interest-bearing securities	—	—	2,198	18	2,198	18
Loans to credit institutions	—	—	2,607	52	2,607	52
Loans to the public	—	—	2,989	37	2,989	37
Settlement claim against State(1)	3,309	—	—	—	3,309	—

Total	3,710	4	13,727	80	17,437	84

Borrowing from credit institutions	—	—	—	—	—	—
Borrowing from the public	—	—	—	—	—	—
Senior securities issued	—	—	—	—	—	—
Other liabilities	125	—	—	—	125	—

Total	125	—	—	—	125	—

	2016
	The shareholder, the Swedish government		Companies and organizations controlled through a common owner, the Swedish government			Total
Skr mn	Assets/ liabilities	Interest income/ interest expense	Assets/ liabilities		Interest income/ Interest expense	Assets/ liabilities	Interest income/ Interest expense
Treasuries/government bonds	442	1	—		—	442	1
Other interest-bearing securities except loans	—	—	3,439	(2)	5	3,439	5
Loans in the form of interest-bearing securities	—	—	1,948		16	1,948	16
Loans to credit institutions	—	—	2,548		33	2,548	33
Loans to the public	—	—	1,299		15	1,299	15
Settlement claim against State(1)	3,267	—	—		—	3,267	—

Total	3,709	1	9,234		69	12,943	70

Borrowing from credit institutions	—	—	—		—	—	—
Borrowing from the public	—	—	—		—	—	—
Senior securities issued	—	—	—		—	—	—
Other liabilities	235	—	—		—	235	—

Total	235	—	—		—	235	—

(1)	For information about “Settlement claim against State,” see Note 16 Other assets and Note 25 CIRR system to the Consolidated Financial Statements.

(2)	SEK invested a large volume in interest-bearing securities issued by the Riksbank during the fourth quarter of 2016.